TAXATION - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥)
Non Deductible Sales And Marketing Expense	¥ 92,603